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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number: ______
       This Amendment (Check only one.): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Flagg Street Capital LLC
Address: 44 Brattle Street
         Cambridge, MA 02138

Form 13F File Number: 28-12276

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan Starr
Title: Founding Member
Phone: 617-876-6080

Signature, Place, and Date of Signing:

/S/ Jonathan Starr         Cambridge, MA          08/13/2007
------------------ -----------------------------  ----------
   [Signature]             [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          12

Form 13F Information Table Value Total: $    82,100
                                        -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                 TITLE OF CLASS    CUSIP    (x $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                 -------------- ----------- --------- --------- --- ---- ---------- -------- --------- ------ ----
ACCREDITED HOME LENDRS HLDG         COM       00437P 10 7   2,050     150,000 SH  CALL    SOLE       0       150,000
BRISTOW GROUP INC                   COM       110394 10 3   3,776      76,200 SH          SOLE       0        76,200
BROOKLYN FEDERAL BANCORP INC        COM       114039 10 0   4,189     272,000 SH          SOLE       0       272,000
CHC HELICOPTER CORP             CL A SUB VTG  12541C 20 3   2,434      94,300 SH          SOLE       0        94,300
DELTA FINANCIAL CORP                COM       247918 10 5  15,895   1,295,446 SH          SOLE       0     1,295,446
GREENLIGHT CAPITAL RE LTD         CLASS A     G4095J 10 9   1,690      75,000 SH          SOLE       0        75,000
POMEROY IT SOLUTIONS INC            COM       731822 10 2  12,218   1,249,325 SH          SOLE       0     1,249,325
PXRE GROUP LTD                      COM       G73018 10 6   4,518     973,642 SH          SOLE       0       973,642
QUANTA CAPITAL HLDGS LTD            SHS       G7313F 10 6   4,754   1,980,995 SH          SOLE       0     1,980,995
RAIT FINANCIAL TRUST                COM       749227 10 4   3,912     150,337 SH          SOLE       0       150,337
TARRAGON CORP                       COM       876287 10 3   8,360     988,206 SH          SOLE       0       988,206
UNITED WESTN BANCORP INC            COM       913201 10 9  18,304     724,922 SH          SOLE       0       724,922